UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment |_|; Amendment Number:_________
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Clinton Group, Inc.
Address:  55 Water Street, 31st Floor
          New York, NY 10041

13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hall
Title:    CFO

Phone:    212-825-0400
Signature, Place, and Date of Signing:

/s/ John Hall                     New York, NY                       2/11/02
--------------------------------------------------------------------------------
 [Signature]                      [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   534,229 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number     Name
      01    28-                      Clinton Group Equity, Co.
      02    28-                      CGI Holdings, Inc.

                                                                  VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER              TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE   SHARED   NONE
------------------------------      ----------------    -------- --------  -------- --- ---- ------- --------- ------  -------  ----
AOL Time Warner                     COM                00184A105     310     9643    SH      Defined  01, 02    Sole
Abbott Labs                         COM                002824100     230     4127    SH      Defined  01, 02    Sole
Advanced Energy Industries          SB NT CV 144A 06   007973AB6    6,208   5500000  PRN     Defined  01, 02                    None
Affiliated Computer Services, Inc.  SUB NT CV 3.5% 06  008190AF7    5,587   4030000  PRN     Defined  01, 02                    None
Agilent Technologies, Inc.          SR DEB CV 144A21   00846UAA9    4,470   4000000  PRN     Defined  01, 02                    None
American Home Products Corp.        COM                026609107     219     3577    SH      Defined  01, 02    Sole
American International Group        COM                026874107     463     5829    SH      Defined  01, 02    Sole
Aviron                              SB NT CV 5.25% 08  053762AD2    5,879   5530000  PRN     Defined  01, 02                    None
Bisys Group Inc.                    SB NT CV 4%06      055472AB0   12,344  10500000  PRN     Defined  01, 02                    None
Bank of America Corp.               COM                060505104     235     3726    SH      Defined  01, 02    Sole
Barnes & Noble, Inc.                SUB NT CV 5.25%09  067774AD1   18,704  16300000  PRN     Defined  01, 02                    None
BEA Systems Inc.                    SB NT CV 4% 06     073325AD4    5,262   6200000  PRN     Defined  01, 02                    None
Best Buy Inc.                       SR DEB CV .684%21  086516AD3    3,872   5000000  PRN     Defined  01, 02                    None
Brinker International Inc.          DB CV Zero144A21   109641AA8    8,978  14000000  PRN     Defined  01, 02                    None
Cephalon Inc.                       SB NT CV 144A 06   156708AD1    7,630   7000000  PRN     Defined  01, 02                    None
Cephalon Inc.                       SB NT CV 5.25%06   156708AC3   21,322  17300000  PRN     Defined  01, 02                    None
Charter Communications Inc.         SUB NT CV5.75%05   16117MAB3   18,129  17905000  PRN     Defined  01, 02                    None
ChevronTexaco                       COM                166764100     234     2608    SH      Defined  01, 02    Sole
Cisco Systems Inc                   COM                17275R102     306     16911   SH      Defined  01, 02    Sole
Citigroup Inc.                      COM                172967101     582     11534   SH      Defined  01, 02    Sole
Coca-Cola Company                   COM                191216100     276     5863    SH      Defined  01, 02    Sole
Community Health Sys. Inc.          SB NT CV 4.25%08   203668AA6    5,799   5795000  PRN     Defined  01, 02                    None
COR Therapeutics                    SR NT CV 4.5%06    217753AG7    8,415   8500000  PRN     Defined  01, 02                    None
COR Therapeutics                    SUB NT CV 5%07     217753AD4   11,306  11250000  PRN     Defined  01, 02                    None
Echostar Communications             SB NT CV4.875%07   278762AD1    1,790   2000000  PRN     Defined  01, 02                    None
Echostar Communications             SR NT CV 144A 08   278762AE9   23,078  25500000  PRN     Defined  01, 02                    None
Electronic Data Sys.                SR NT CV ZERO 21   285661AB0   12,506  15000000  PRN     Defined  01, 02                    None
Enzon Inc.                          SUB NT CV 4.5%08   293904AB4    3,220   3230000  PRN     Defined  01, 02                    None
Exxon Mobil Corp.                   COM                30231G102     554     14121   SH      Defined  01, 02    Sole
General Electric Co.                COM                369604103     912     22767   SH      Defined  01, 02    Sole
Genzyme Corp.                       SB DEB CV 3%21     372917AK0   25,766  23450000  PRN     Defined  01, 02                    None
Gilead Sciences Inc.                SUB NT CV 5%07     375558AB9   10,872   7100000  PRN     Defined  01, 02                    None
HCC Insurance Holdings, Inc.        NT CONV 2%21       404132AA0   11,226  10394000  PRN     Defined  01, 02                    None
Hanover Compressor Company          SR NT CV 4.75%08   410768AC9    6,938   7521000  PRN     Defined  01, 02                    None
Home Depot Inc.                     COM                437076102     312     6116    SH      Defined  01, 02    Sole
Intel Corp.                         COM                458140100     515     16397   SH      Defined  01, 02    Sole
International Business Machs.       COM                459200101     493     4077    SH      Defined  01, 02    Sole
International Rectifier Corp.       SUB NT CV4.25%07   460254AE5   18,866  22850000  PRN     Defined  01, 02                    None
Invitrogen Corp.                    SBNT CV 5.5%07     46185RAB6    9,062   8950000  PRN     Defined  01, 02                    None
Invitrogen Corp.                    SB NT CV 144A 06   46185RAC4    6,764   7000000  PRN     Defined  01, 02                    None
Jabil Circuit Inc.                  SB NT CV 1.75%21   466313AA1   13,775  14462000  PRN     Defined  01, 02                    None
Johnson & Johnson                   COM                478160104     411     6957    SH      Defined  01, 02    Sole
Kulicke & Soffa Industries          SUB NT CV4.75%06   501242AE1    8,528   8837000  PRN     Defined  01, 02                    None
LSI Logic Corp.                     SB NT CV 144A 06   502161AF9   20,405  22000000  PRN     Defined  01, 02                    None
L-3 Communications Holdings, Inc.   SR SB CV 144A 11   502424AC8   16,500  16000000  PRN     Defined  01, 02                    None
Medarex, Inc.                       SB NT CV 4.5%06    583916AA9    4,775   5350000  PRN     Defined  01, 02                    None
Medtronic Inc.                      CONV DEB 144A 21   585055AA4   11,097  10000000  PRN     Defined  01, 02                    None
Microsoft Corp.                     COM                594918104     836     12623   SH      Defined  01, 02    Sole
NCO Group Inc.                      SB NT CV 4.75%06   628858AB8    8,252   9000000  PRN     Defined  01, 02                    None
Nortel Networks Corp.               GTD SR CV 144A08   656568AA0   14,597  15000000  PRN     Defined  01, 02                    None
Nvidia Corp.                        SB NT CV 4.75%07   67066GAA2   19,998  12065000  PRN     Defined  01, 02                    None
Oracle Corp.                        COM                68389X105     181     13152   SH      Defined  01, 02    Sole
PMC-Sierra Inc.                     SUB NT CV 144A06   69344FAA4   13,103  15115000  PRN     Defined  01, 02                    None
Peregrine Systems Inc               SUB NT CV 5.5%07   71366QAC5    9,608  10500000  PRN     Defined  01, 02                    None
PFIZER Inc.                         COM                717081103     571     14329   SH      Defined  01, 02    Sole
Proctor & Gamble Co.                COM                742718109     264     3340    SH      Defined  01, 02    Sole
Province Healthcare Co.             SB NT CV 4.5%05    743977AC4    8,755   8500000  PRN     Defined  01, 02                    None
RF MicroDevices Inc.                SUB NT CV3.75%05   749941AB6    7,481   9000000  PRN     Defined  01, 02                    None
Rational Software Corp.             SUB NT CONV 5%07   75409PAC7    7,225   7912000  PRN     Defined  01, 02                    None
Regenoron Pharmaceutical            SB NT CV 144A 08   75886FAA5   13,081  11500000  PRN     Defined  01, 02                    None
Resmed Inc.                         SUB NT CV 4%06     761152107   12,431  11470000  PRN     Defined  01, 02                    None
SBC Communications Inc.             COM                78387G103     327     8343    SH      Defined  01, 02    Sole
SCI Systems Inc.                    SUB NT CONV 3%07   783890AF3    7,679   9350000  PRN     Defined  01, 02                    None
School Specialty Inc.               SB NT CV 6% 08     807863AC9    8,899   9000000  PRN     Defined  01, 02                    None
Financial Select Sector SPDR        SBI INT FINL       81369Y605     286     10905   SH      Defined  01, 02    Sole
Semtech Corp.                       SUB NT CV 4.5%07   816850AD3    9,201   8500000  PRN     Defined  01, 02                    None
Symantec Corp.                      SUB NT CV 144A06   871503AA6   16,301  13500000  PRN     Defined  01, 02                    None
Tech Data Corp.                     SB DEB CV 144A21   878237AB2   10,901  11180000  PRN     Defined  01, 02                    None
Teradyne Inc.                       SR DB CV 144A 06   880770AC6    5,455   4000000  PRN     Defined  01, 02                    None
Tyco International Ltd.             COM                902124106     270     4592    SH      Defined  01, 02    Sole
Verizon Communications Inc.         COM                9234V104      264     5567    SH      Defined  01, 02    Sole
Wal-Mart Stores Inc.                COM                931142103     607     10549   SH      Defined  01, 02    Sole
Wind River Systems Inc.             SB NT CV 144A 06   973149AD9    3,071   3000000  PRN     Defined  01, 02                    None
                      TOTAL                                       534,229